PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Prepaid Expenses And Other Current Assets Net
Dividends receivable (1)	$ 1,226,451
Deductible value-added tax	861,439	573,740
Advance to suppliers	150,961	57,822
Deposits	102,559	92,549
Prepaid expenses	17,316	104,758
Advance to staff	34,762	43,884
Total prepaid expenses and other current assets, gross	2,393,488	872,753
Less: provision for credit loss
Total prepaid expenses and other current assets, net	$ 2,393,488	$ 872,753
Equity interest rate	49.00%
Dividend distribution	$ 2,568,590
Dividend payment	1,354,377
Dividend receivables	$ 1,226,451